SUPPLEMENT DATED MAY 1, 2003 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                MULTIPLE PAYMENT VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VL SEPARATE ACCOUNT-A

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUND CHANGED NAMES:


OLD UNDERLYING MUTUAL FUND NAME                                  NEW UNDERLYING MUTUAL FUND NAME
Gartmore Variable Insurance Trust ("GVIT") -                     GVIT - Gartmore GVIT Nationwide(R) Fund:
Gartmore GVIT Total Return Fund: Class I                         Class I
(formerly, Total Return Fund)